Inventories (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Inventories determined using LIFO method	70.00%	71.00%
Current cost of inventories over LIFO amounts	$ 0.6	$ 0.7